ASSETS CLASSIFIED AS HELD FOR SALE (Details 1) - USD ($) $ in Thousands	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Assets
Cash and bank balances		$ 60
Trade receivables		405
Other receivables and prepayments		195
Inventories		125
Ships, property, plant and equipment		72
Goodwill		2,554
Right-of-use assets		351
Assets classified as held for sale		3,762
Liabilities
Trade and other payables		162
Lease liabilities		346
Liabilities directly associated with assets classified as held for sale	$ 0	508
Net assets of disposal group	$ 0	3,254	$ 4,056
Training School [Member]
Assets
Cash and bank balances		0
Trade receivables		69
Other receivables and prepayments		7
Inventories		0
Ships, property, plant and equipment		70
Goodwill		0
Right-of-use assets		317
Assets classified as held for sale		463
Liabilities
Trade and other payables		17
Lease liabilities		346
Liabilities directly associated with assets classified as held for sale		363
Net assets of disposal group		100
Unicorn Tanker Division [Member]
Assets
Cash and bank balances		60
Trade receivables		336
Other receivables and prepayments		188
Inventories		125
Ships, property, plant and equipment		2
Goodwill		2,554
Right-of-use assets		34
Assets classified as held for sale		3,299
Liabilities
Trade and other payables		145
Lease liabilities		0
Liabilities directly associated with assets classified as held for sale		145
Net assets of disposal group		$ 3,154